Filed Pursuant to Rule 497(e)
Registration Nos.: 033-06502

SUNAMERICA INCOME FUNDS

AIG U.S. Government Securities Fund

(the “Fund”)

Supplement dated April 21, 2017,

to the Fund’s Prospectus dated April 3, 2017,

as supplemented and amended to date

In the section entitled “Fund Highlights: U.S. Government Securities Fund,” the table under the heading “Portfolio Managers” on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Kara Murphy	2014	Senior Vice President and Chief Investment Officer at SunAmerica
Timothy Campion	2014	Vice President and Portfolio Manager at SunAmerica
Jane Algieri	2017	Vice President and Portfolio Manager at SunAmerica

In the section entitled “Fund Management – Portfolio Managers,” the information with respect to the Fund on page 36 of the prospectus is amended by deleting all reference to Andrew Doulos, Vice President and Portfolio Manager at SunAmerica, and inserting the following information:

Jane Algieri

Vice President and Portfolio Manager at SunAmerica

Ms. Algieri joined SunAmerica in 2004. Previously at SunAmerica, Ms. Algieri was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Algieri received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_INCTPRO_4-17

Filed Pursuant to Rule 497(e)
Registration Nos.: 033-06502

SUNAMERICA INCOME FUNDS

AIG U.S. Government Securities Fund

(the “Fund”)

Supplement dated April 21, 2017, to the Fund’s Statement of Additional Information (“SAI”)

dated April 3, 2017, as supplemented and amended to date

Effectively immediately, all reference to Andrew Doulos is deleted in its entirety. In addition, the table on page 43 of the SAI under the heading “Additional Information about the Portfolio Managers” is hereby supplemented by adding the following information with respect to the Fund:

	Number of Other Accounts Managed and Total Assets by Account ($ millions except as noted)			Number of Accounts and Total Assets Which Advisory Fee is Performance Based ($ in millions except as noted)
Portfolio Manager	RIC	OPI	OA	RIC	OPI	OA
J. Algieri	20	0	0	0	0	0
	$15,020	0	0	0	0	0

In addition, on page 43 of the SAI, the table under the heading “Fund Ownership” is supplemented by adding the following information with respect to the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Owned by Portfolio Managers
Jane Algieri	None

Information in the tables above are as of February 28, 2017. Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_INCTPRO_4-17